Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
Rental expenses	$ 10,078,033	$ 8,601,039	$ 7,669,866
Future minimum lease payments under non-cancelable operating lease agreements
2016	9,446,098
2017	8,059,931
2018	3,787,386
2019	974,745
2020	713,510
Then thereafter	1,035,233
Total	$ 24,016,903
Minimum
Operating lease commitments
Operating lease term	1 month
Maximum
Operating lease commitments
Operating lease term	120 months